Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS:
Cash and cash equivalents	$ 304,367	$ 117,192
Restricted cash	5,072	10,005
Margin deposits (Note 14)	4,270	5,849
Trade accounts receivable, net (Note 1(f))	78,198	30,622
Capitalized voyage expenses	1,904	1,839
Due from related parties (Note 2)	8,889	14,607
Advances and other	15,560	20,176
Vessels held for sale (Note 1(j))	61,626	0
Inventories	26,217	22,918
Prepaid insurance and other	6,818	1,861
Receivable, short-term (Note 3)	0	12,741
Current portion of financial instruments—Fair value (Note 14)	193	1,852
Total current assets	513,114	239,662
Financial instruments - Fair value, net of current portion (Note 14)	0	1,526
Right of use assets under operating leases (Note 3)	58,706	88,573
Right of use assets under finance leases (Note 3)	41,851	0
Long-term receivable (Note 3)	23,307	23,163
FIXED ASSETS (Note 4)
Advances for vessels under construction	46,650	104,635
Vessels	3,552,607	3,279,440
Accumulated depreciation	(972,032)	(876,482)
Vessels’ Net Book Value	2,580,575	2,402,958
Total fixed assets	2,627,225	2,507,593
Deferred charges and leasehold improvements, net (Note 5)	44,372	34,297
Total assets	3,308,575	2,894,814
CURRENT LIABILITIES:
Current portion of long-term debt and other financial liabilities (Note 6)	201,046	172,936
Payables	48,156	74,912
Due to related parties (Note 2)	7,439	7,747
Accrued liabilities	36,196	27,851
Unearned revenue	26,049	9,020
Current portion of obligations under operating leases (Note 3)	21,737	29,749
Current portion of financial liability under operating leases (Note 3)	1,031	997
Current portion of financial liability under finance leases (Note 3)	28,033	0
Current portion of financial instruments—Fair value (Note 14)	0	8,884
Total current liabilities	369,687	332,096
Long-term debt and other financial liabilities, net of current portion (Note 6)	1,376,831	1,200,251
Long-term obligations under operating leases (Note 3)	36,969	58,824
Financial liability under operating leases, net of current portion (note 3)	2,164	3,196
Financial instruments - Fair value, net of current portion (Note 14)	5	8,656
Preferred Shares, $ 1.00 par value; 25,000,000 shares authorized, 3,517,061 Series D Preferred Shares, 4,745,947 Series E Preferred Shares and 6,747,147 Series F Preferred Shares issued and outstanding at December 31, 2022 and 3,516,896 Series D Preferred Shares, 4,743,708 Series E Preferred Shares, 6,741,259 Series F Preferred Shares and 459,286 Series G Preferred Shares issued and outstanding at December 31, 2021.	15,010	15,461
Common shares, $ 5.00 par value; 60,000,000 shares authorized at December 31, 2022 and 35,000,000 shares authorized in December 31, 2021; 30,183,776 shares issued and 29,505,603 shares outstanding at December 31, 2022 and 25,244,113 shares issued and 24,565,940 shares outstanding at December 31, 2021 respectively.	150,919	126,221
Additional paid-in capital	993,368	973,582
Cost of treasury stock	(6,791)	(6,791)
Accumulated other comprehensive income (loss)	7,665	(17,175)
Retained earnings	311,726	149,505
Total Tsakos Energy Navigation Limited stockholders’ equity	1,471,897	1,240,803
Non-controlling interest	51,022	50,988
Total stockholders’ equity	1,522,919	1,291,791
Total liabilities and stockholders’ equity	$ 3,308,575	$ 2,894,814